INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
INTANGIBLE ASSETS
Schedule of intangible assets

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Trademark licenses with indefinite useful lives	116,083	116,083
Others	289	392
Total	116,372	116,475